Financial Liabilities	12 Months Ended
Dec. 31, 2025
Financial Liabilities [Abstract]
Financial liabilities
11.	Financial liabilities

a.	Fair value through profit or loss

	Fair value / book value
Consolidated	12/31/2025	12/31/2024
Obligations for financial instruments sold	33,222	-

b. Amortized cost

Consolidated	≤03 months	04−12 months	01−03 years	>03 years	12/31/2025	12/31/2024
Client deposits	449,176	582,128	605,454	1,206	1,637,964	2,627,471
- Time deposit (1)	449,176	582,128	594,374	1,206	1,626,884	2,170,262
- Interbank deposits (2)	-	-	11,080	-	11,080	457,209
Repurchase agreements	9,938,917	-	-	-	9,938,917	8,056,208
- Government bonds (3)	9,066,958	-	-	-	9,066,958	7,113,234
- Private securities (3)	871,959	-	-	-	871,959	942,974
Debt issued and others	180,943	1,291,650	1,520,438	710,627	3,703,658	1,841,558
- Real Estate Credit Bills (4)	-	-	-	-	-	2,709
- Agribusiness Credit Bills	-	-	-	-	-	8,785
- Financial Bills (5)	180,943	1,291,650	1,520,438	-	2,993,031	1,366,074
- Subordinated financial bills eligible for capital – Tier IIl(6)	-	-	-	274,452	274,452	243,948
- Financial bills - supplementary capital (7)	-	-	-	436,175	436,175	220,042
Other financial liabilities	781,663	-	-	-	781,663	1,139,273
- Obligations with foreign exchange purchase (8)	781,663	-	-	-	781,663	1,139,273
Total	11,350,699	1,873,778	2,125,892	711,833	16,062,202	13,664,510

(1)	For fixed-rate Bank Deposit Certificates (“CDB”), the remuneration rate is between 9.82% and 16.49% p.a. and for floating-rate CDBs, the remuneration rate is between 95% and 113.8% of the DI, 100% of DI + 0.10% to 2.50% p.a. and IPCA + 4.87% and 9.18% p.a.
(2)	For Interbank Deposits (“CDI”), the remuneration rate is 100% of DI p.a.
(3)	For repurchase agreements linked to government bonds (NTN-B, NTN-F and LTN), the yield rate is 14.89% p.a. and, for private securities (Debentures, CRI and CRA), the average yield rate is 94.2% of DI p.a.
(4)	For floating-rate Real Estate Credit Bills (“LCI”), the remuneration rate is between 89% and 96% of the DI.
(5)	For fixed-rate Financial Bills (“LF”), the remuneration rate is between 11.38% to 13.30% p.a., and for floating-rate LF the remuneration rate is between 110% and 113% of the DI + 0.49% to 2.94% and 100% of the IPCA + 6.58% p.a.
(6)	For fixed Subordinated Financial Bills Eligible to Capital (“LFSN”), the remuneration rate is 11.38%, and for floating-rate LFSN the remuneration rate is between 100% and 109.6% of the DI and 100% of DI + 1% a 2.94% and 100% of the IPCA + 6.58% p.a.
(7)	For Subordinated Financial Bills Eligible to Supplementary Capital, the remuneration rate is 100% of DI + 1.80% to 2.50% p.a.
(8)	Refers to the obligation linked to a purchased foreign exchange contract, whose settlement occurred on January 2, 2026.

Remuneration rates presented above refer to the operations existing on December 31, 2025.